Preferred Shares - Additional Information (Details) - USD ($)	1 Months Ended			12 Months Ended
	Sep. 30, 2021	Oct. 31, 2020	Jul. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 24, 2016
Loan interest rate			12.00%
Number of shares issued								212,718
Principal and accrued interest of loan converted			$ 39,672,000
Proceeds from issuance of preferred shares						$ 162,401,000
Issuance of ordinary shares				$ 628,000	$ 5,136,000	32,938,000
Change in fair value of derivatives				$ 0	$ 48,956,000	$ 9,351,000
Series A Preferred Shares
Loan interest rate			8.00%
Cumulative annual dividend percentage			8.00%
Number of shares issued			212,718
Issue date fair value of conversion feature of shares			$ 47,264,000
Additional shares subscription right			$ 30,000,000
Option expiration year			2019
Series A Preferred Shares | Maximum
Issued capital, preference shares			$ 300,000,000
Authorized share capital			236,353
A Ordinary Shares
Dividend paid		$ 0	$ 0
Authorized share capital									1,769,292,966
Number of shares issued							1,587	1,586
A Ordinary Shares | September 2021 Merger
Conversion description				one to one basis
Series B Preferred Shares
Loan interest rate		8.00%
Cumulative annual dividend percentage		8.00%
Number of shares issued						33,008
Proceeds from issuance of preferred shares						$ 164,500,000
Series B Preferred Shares | Minimum
Issued capital, preference shares		$ 4,000,000,000
Series B Preferred Shares | Maximum
Issued capital, preference shares		$ 200,000,000
Authorized share capital		40,000
Common Shares | Maximum
Issued capital, preference shares		$ 6,400,000,000
Series B Preferred Shares Converted to Common Shares
Issuance of ordinary shares	$ 12,543,492